Financial instruments risk management (Schedule of Exchange Rate Risk) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Net foreign currency financial assets/(liabilities)	₪ 22,883	₪ 17,856
US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
Net foreign currency financial assets/(liabilities)	20,323	20,363
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Net foreign currency financial assets/(liabilities)	₪ 2,560	₪ (2,507)